Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 10 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in millions):

	Successor	Predecessor
	December 31, 2011	December 31, 2010
Salaries and wages	$2.7	$3.1
Bonuses and profit sharing	5.9	8.5
Vacation pay	4.4	4.4
Product returns	55.6	53.7
Rebates, credits and discounts due to customers	11.7	17.4
Insurance	10.8	11.0
Taxes payable	8.0	7.1
Interest	13.2	2.0
Accrued litigation	8.1	11.7
Professional fees	2.9	1.2
Other	7.7	11.2

	$131.0	$131.3